Contingent liabilities and legal proceedings - USL's dispute with IDBI Bank Limited (Details) ₨ in Millions, £ in Millions	Apr. 01, 2015 GBP (£)	Apr. 01, 2015 INR (₨)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jul. 03, 2013 GBP (£)	Jul. 03, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Borrowings			£ 14,137	£ 12,109	£ 13,246
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	£ 5	₨ 459
IDBI Bank Limited | IDBI Term loan | United Spirits Limited
Disclosure of contingent liabilities [line items]
Borrowings						£ 66	₨ 6,280